Income Tax - Summary Of Income Tax Calculation (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxes	R$ 632,451	R$ 382,134	R$ 1,758,528	R$ 996,944	R$ 1,544,109	R$ 640,728	R$ 575,507
Combined tax rate in Brazil	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%	34.00%
Tax expense at the combined rate	R$ 215,034	R$ 129,926	R$ 597,900	R$ 338,961	R$ 524,997	R$ 217,848	R$ 195,672
Income (loss) from entities not subject to taxation	(2,630)	(3,659)	(11,358)	(8,228)	25,948	16,444	9,078
Effects from entities taxed at different rates	17,630	7,170	36,792	16,208	(24,089)	(18,183)	(25,971)
Effects from entities taxed at different taxation regimes	(111,061)	(9,138)	(285,529)	(24,816)	(50,138)	(38,255)	(30,264)
Intercompany transactions with different taxation	(19,645)	(5,711)	(46,775)	(27,989)	(9,551)	(3,647)	(5,101)
Tax incentives	(4,521)	(2,220)	(2,491)	(2,220)	(9,772)	(1,408)	(265)
Non deductible expenses (non-taxable income), net	(3,434)	4,310	(12,693)	8,687	10,888	(689)	175
Others	(206)	658	3,581	(2,957)	(13,658)	3,288	8,642
Total	R$ 91,167	R$ 121,336	R$ 279,427	R$ 297,646	R$ 454,625	R$ 175,398	R$ 151,966
Effective tax rate	14.41%	31.75%	15.89%	29.86%	29.44%	27.20%	26.38%
Current	R$ (6,732)	R$ 49,189	R$ 250,866	R$ 306,210	R$ 594,037	R$ 98,943	R$ 197,291
Deferred	97,899	72,147	28,561	(8,564)	(139,412)	76,455	(45,325)
Total expense	R$ 91,167	R$ 121,336	R$ 279,427	R$ 297,646	R$ 454,625	R$ 175,398	R$ 151,966